Financial instruments and financial risk management - Additional information (Details) - CAD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Impact of net loss	$ (922,099)	$ 347,210
Percentage of volatility used was increased	10.00%
Derivative liability	$ 319,343		$ 540,285
Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Impact of net loss	$ 56,502	$ 268,926
Change in market interest rates	1.00%
Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Change in the US dollars to Canadian dollar exchange rate	10.00%
Impact of net loss	$ 622,610		$ 1,072,409